Summary of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
2023	$ 205,987	$ 280,090
2024	63,835	205,987
Thereafter		63,835
Thereafter
Total undiscounted lease payments	340,189	549,912
Less: Imputed interest	(10,795)	(25,770)
Operating lease liabilities	329,394	524,142
Operating lease liability - current	229,652	261,674	$ 121,613
Operating lease liability - non-current	99,742	$ 262,468	$ 185,210
2022	$ 70,367